As filed with the Securities and Exchange Commission on September 23 , 2021
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 395	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 398	☒
(Check appropriate box or boxes)
Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Terrence Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802
As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)
[    ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-159484 and 811-22298

EXPLANATORY NOTE

This Post-Effective Amendment No. 395 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 393 filed on September 2, 2021, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 23 rd   day of September, 2021.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey*
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/James H. Speed, Jr.*	Trustee and Chairman	September 23 , 2021
James H. Speed, Jr.

/s/J. Buckley Strandberg*	Trustee	September 23 , 2021
J. Buckley Strandberg

/s/Michael G. Mosley*	Trustee	September 23 , 2021
Michael G. Mosley

/s/Theo H. Pitt, Jr.*	Trustee	September 23 , 2021
Theo H. Pitt, Jr.

/s/Katherine M. Honey*	President and Principal Executive Officer	September 23 , 2021
Katherine M. Honey

/s/Ashley H. Lanham* Ashley H. Lanham	Treasurer, Principal Financial Officer and Principal Accounting Officer	September 23 , 2021

/s/ Tracie A. Coop
*By: Tracie A. Coop
        Attorney-in-Fact pursuant to Powers of Attorney dated December 12, 2019 incorporated by reference to Post-Effective Amendment No. 350 filed on December 27, 2019 and the Power-of-Attorney dated September 3, 2020 incorporated by reference to Post-Effective Amendment No. 370 filed on December 29, 2020.

Exhibit Index
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase